Summary Quarterly Financial Data Summary Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table presents summary quarterly financial data for continuing operations.

	Successor					Predecessor
	2011				2010	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Net sales	$1,850	$2,046	$1,909	$1,727	$1,778	$1,778	$1,834	$1,632	$—
Gross margin	143	192	139	144	244	408	102	36	3
Income (loss) from continuing operations before income taxes	80	78	81	98	129	266	(125)	(101)	1,090
Income (loss) from continuing operations	52	44	56	58	105	240	(174)	(147)	1,063
Net income (loss) from continuing operations attributable to Visteon Corporation	$35	$26	$37	$38	$86	$225	$(198)	$(164)	$1,063

Per Share Data
Basic earnings (losses) from continuing operations attributable to Visteon Corporation	$0.69	$0.51	$0.72	$0.75	$1.71	$1.73	$(1.53)	$(1.27)
Diluted earnings (losses) from continuing operations attributable to Visteon Corporation	$0.67	$0.50	$0.71	$0.75	$1.66	$1.73	$(1.53)	$(1.27)